GS Mortgage-Backed Securities Trust 2021-PJ2 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)
Run Date - 1/29/2021 7:10:53 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	24	0.00%	378
Amortization Term	0	23	0.00%	378
Amortization Type	0	22	0.00%	378
Appraised Value	0	1	0.00%	378
Balloon Flag	0	375	0.00%	378
Borrower First Name	0	376	0.00%	378
Borrower Last Name	0	378	0.00%	378
Borrower Qualifying FICO	0	1	0.00%	378
Borrower SSN	0	375	0.00%	378
City	0	378	0.00%	378
Coborrower Last Name	0	2	0.00%	378
Doc Type	0	1	0.00%	378
Escrow Account	0	169	0.00%	378
First Payment Date	0	1	0.00%	378
Has FTHB	0	156	0.00%	378
Investor: Qualifying Total Debt Ratio	1	378	0.26%	378
Lender	0	373	0.00%	378
Lien Position	0	22	0.00%	378
LTV Valuation Value	0	1	0.00%	378
Maturity Date	1	2	50.00%	378
MERS Min Number	0	1	0.00%	378
Mortgage Type	0	51	0.00%	378
Note Date	0	23	0.00%	378
Occupancy	0	378	0.00%	378
Original CLTV	0	377	0.00%	378
Original Interest Rate	0	378	0.00%	378
Original Loan Amount	0	378	0.00%	378
Original LTV	0	378	0.00%	378
Original P&I	0	1	0.00%	378
Original Term	0	2	0.00%	378
Originator Loan Designation	0	375	0.00%	378
PITIA Reserves Months	0	325	0.00%	378
Product Description	0	373	0.00%	378
Property Type	0	378	0.00%	378
Purpose	0	378	0.00%	378
Refi Purpose	0	20	0.00%	378
Representative FICO	0	377	0.00%	378
State	0	378	0.00%	378
Street	0	377	0.00%	378
Zip	0	378	0.00%	378
Total	2	8,384	0.00%	378